SHARE-BASED COMPENSATION - Schedule of share options activities (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Number of shares
Outstanding, Beginning balance	13,570,227
Granted	2,669,523
Forfeited	(1,678,329)
Outstanding, Ending balance	14,561,421	13,570,227
Number of shares, Vested and expected to vest, Ending balance	14,561,421
Number of shares, Exercisable, Ending balance	14,489,440
Weighted average exercise price
Outstanding, Beginning balance	$ 2.89
Granted	2.89
Forfeited	2.89
Outstanding, Ending balance	2.89	$ 2.89
Weighted average exercise price, Vested and expected to vest, Ending balance	2.89
Weighted average exercise price, Exercisable Ending balance	2.89
Weighted average grant-date fair value
Outstanding, Beginning balance	2.31
Granted	0.82
Forfeited	2.42
Outstanding, Ending balance	2.03	$ 2.31
Weighted average grant-date fair value, Vested and expected to vest, Ending balance	2.03
Weighted average grant-date fair value, Exercisable Ending balance	$ 2.02
Weighted remaining contractual years
Weighted remaining contractual years	8 years 3 months 10 days	8 years 4 months 20 days
Weighted remaining contractual years, Vested and expected to vest	8 years 3 months 10 days
Weighted remaining contractual years, Exercisable	8 years 3 months 10 days
Aggregate intrinsic value
Outstanding, Beginning balance	$ 27,354
Outstanding, Ending balance		$ 27,354